Segment Reporting	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Reporting
21	Segment reporting
The Entity’s reportable segments are those business units which provide different services and are separately managed since each business demands different market strategies.
The main information used by management for assessment of the performance of each segment is the profit by segment for the analysis of the return of these investments.
The information on assets and liabilities by segment is not disclosed in these financial statements because it is not used by management when managing segments. Management does not make an analysis by geographical areas for the management of the Entity’s business.
Segments are independently managed, with professionals specifically skilled allocated in each segment.
The Entity’s operations are segmented according to the organization and management model approved by management, and they are divided as follows:
Private Market Strategies
Comprises the investments in illiquid funds, as described below:

(i)	Private Equity
The private equity segment has a generalist and control-oriented approach, focusing on growth and turnaround. The primary strategy is value creation pursuing transformation of invested companies, with changes in the growth of revenue, productivity, profitability and management profile, using a proprietary methodology (“Value from the Core”).
Another strategy of the segment is focused on sectors resilient to different investment cycles and minority holdings in small and medium enterprises with business models that exhibit high growth potential and clear, mensurable ESG (Environmental, Social and Governance) goals.

(ii)	Real Estate
The Real Estate Investment Funds segment are focused on shopping centers, logistics, offices, urban real estate and funds of funds, and seek to achieve differentiated returns through an active management of a diversified and quality portfolio. The segment’s objective is also the development of real estate properties, following up to five key steps: origination of opportunities, analysis, execution, monitoring and asset sale.

(iii)	Infrastructure
The infrastructure segment has exposure to real assets through equity and debt instruments, with active in the following sub-segments:
power, oil & gas, transportation & logistic and water & sewage. The strategy invests across two sub-strategies:
sector-focused funds and structured credit. The fund’s investments are periodically monitored, including the evolution of ESG metrics, financial and operational metrics.

(iv)	Credit
This credit segment is focused on fundamental credit analysis, consistency, and long-term value creation to investors. The area dynamic approach is to tactically allocate capital between assets classes and adapt to different cycles. It is also sourcing of credit instruments with resilient structures and sound collateral packages. The credit strategy invests include for core sub-strategies:
infrastructure debt, real estate debt, structured credit and exclusive mandates, following four key steps: origination, analysis, structuring and monitoring.

(v)	Special situations (Vinci SPS)
This Special situation segment is focused in complex situations in which financial and human capital are employed to generate superior returns, maintaining adequate risk levels and preserving the interests of all parties involved.
Liquid Strategies
This segment seeks return through operations in public markets, as trading bonds, public stocks and derivatives, among other assets. It is comprised by the investments in liquid funds, as described below:

(i)	Hedge Funds
The hedge fund segment manages funds through Brazilian and international financial instruments such as stock, credit, interest, foreign exchange and commodities. Monitoring and risk control are based on different techniques such as: use of options for high conviction trades, monitoring liquidity conditions for each position, VaR monitoring, scenarios simulations (including stress test), stop loss rules on individual positions and on the portfolio level.

(ii)	Public equities
The public equities segment manages long-term positions based on fundamental analysis of Brazilian publicly traded companies. The mains strategy is through absolute return, dividends, and small caps.

Investment products and solutions
Investment products and solutions segments offer financial products on an open platform basis providing portfolio and management services considering medium/long term risk allocation. The strategy aims to provide an advanced investment strategy with alpha generation according to the clients’ targets. The strategy is divided in four sub-strategies:
separate exclusive mandates, commingled funds, international allocation and pension plans.
Financial advisory services
The financial advisory services objective is including high value-added to financial and strategic advisory services to entrepreneurs, corporate senior management teams and boards of directors, focusing primarily on IPO advisory and M&A transactions for Brazilian middle-market companies. The financial advisory services team serves as trusted advisors to clients targeting local and/or product expertise in the Brazilian marketplace.
Vinci retirement services
The retirement services focus on planning and building long-term investment portfolios that assist investors to achieve their retirement goals. As of December 31, 2022, the retirement services have not been operational yet.

	2022
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Vinci Retirement Services	Corporate Center	Total
In Brazil	151,660	86,690	79,888	20,699	—	—	338,937
Abroad	73,731	8,305	14,974	—	—	—	97,010

Gross revenue from services rendered	225,391	94,995	94,862	20,699	—	—	435,947

Fund Advisory fee	3,341	—	32	20,699	—	—	24,072
Fund Management fee	218,393	86,838	91,301	—	—	—	396,532
Fund Performance fee	3,659	8,158	3,526	—	—	—	15,343
Taxes and contributions	(11,816)	(5,684)	(8,561)	(1,791)	—	—	(27,852)

Net revenue from services rendered	213,577	89,312	86,298	18,908	—	—	408,095
(-) General and administrative expenses	(40,919)	(24,686)	(18,947)	(5,021)	(5,733)	(119,767)	(215,073)
Share-based payments	(1,150)	(230)	(414)	—	—	(12,482)	(14,276)

Operating profit	171,508	64,396	66,937	13,887	(5,733)	(132,249)	178,746
Finance income							112,133
Finance cost							(19,065)
Finance result, net							93,068

Profit before income taxes							271,814
Income taxes							(52,413)
Profit for the year							219,401

	2021
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	138,403	98,542	74,373	66,829	—	378,147
Abroad	78,206	7,766	31,917	—	—	117,889

Gross revenue from services rendered	216,609	106,308	106,290	66,829	—	496,036

Fund Advisory fee	6,178	—	59	66,829	—	73,066
Fund Management fee	205,162	95,441	83,718	—	—	384,321
Fund Performance fee	5,269	10,867	22,513	—	—	38,649
Taxes and contributions	(11,488)	(9,108)	(4,202)	(5,780)	—	(30,578)

Net revenue from services rendered	205,121	97,200	102,088	61,049	—	465,458
(-) General and administrative expenses	(45,118)	(26,313)	(28,258)	(12,513)	(110,796)	(222,998)

Operating profit	160,003	70,887	73,830	48,536	(110,796)	242,460
Finance income						28,511
Finance cost						(13,129)
Finance result, net						15,382

Profit before income taxes						257,842
Income taxes						(49,227)
Profit for the year						208,615

	2020
	Private Market Strategies	Liquid Strategies	Investment Products and solutions	Financial Advisory	Corporate Center	Total
In Brazil	117,566	62,411	54,178	30,338	—	264,493
Abroad	71,786	14,167	8,790	—	—	94,743

Gross revenue from services rendered	189,352	76,578	62,968	30,338	—	359,236

Fund Advisory fee	1,096	—	135	30,338	—	31,569
Fund Management fee	172,573	64,736	48,489	—	—	285,798
Fund Performance fee	15,683	11,842	14,344	—	—	41,869
Taxes and contributions	(9,859)	(3,821)	(3,040)	(2,624)	—	(19,344)

Net revenue from services rendered	179,493	72,757	59,928	27,714	—	339,892
(-) General and administrative expenses	(22,603)	(9,309)	(10,789)	(3,012)	(78,532)	(124,245)

Operating profit	156,890	63,448	49,139	24,702	(78,532)	215,647
Finance income						10,050
Finance cost						(13,097)
Finance result, net						(3,047)

Profit before income taxes						212,600
Income taxes						(43,446)
Profit for the year						169,154